Abacus FCF Leaders ETF (formerly, FCF US Quality ETF)
Schedule of Investments
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Communications - 8.1%
AppLovin Corp. - Class A (a)	47,746	$8,087,695
Booking Holdings, Inc.	1,799	8,412,574
Electronic Arts, Inc.	22,538	3,399,857
Expedia Group, Inc. (a)	20,184	3,154,961
Maplebear, Inc. (a)	51,352	2,264,623
Match Group, Inc. (a)	48,422	1,744,645
Meta Platforms, Inc. - Class A	14,503	8,231,613
Netflix, Inc. (a)	2,500	1,890,075
New York Times Co. - Class A	11,330	632,667
Pinterest, Inc. - Class A (a)	47,964	1,524,775
Uber Technologies, Inc. (a)	32,553	2,345,444
VeriSign, Inc. (a)	13,419	2,373,016
		44,061,945

Consumer Discretionary - 11.4%
Abercrombie & Fitch Co. - Class A (a)	10,354	1,364,554
Columbia Sportswear Co. (b)	33,488	2,694,779
Coupang, Inc. (a)	64,500	1,663,455
ePlus, Inc. (a)	16,847	1,498,541
Ferguson Enterprises, Inc.	15,499	3,049,273
Hasbro, Inc.	20,566	1,349,747
Hilton Worldwide Holdings, Inc.	21,413	5,028,843
Home Depot, Inc.	38,147	15,020,381
Kontoor Brands, Inc.	38,024	3,255,995
Las Vegas Sands Corp.	75,823	3,931,423
Lowe's Cos., Inc.	25,431	6,658,599
Masco Corp.	42,963	3,433,173
Mattel, Inc. (a)	63,644	1,297,065
NIKE, Inc. - Class B	48,416	3,734,326
Pool Corp.	3,906	1,412,566
Scotts Miracle-Gro Co. (b)	17,883	1,555,463
Tapestry, Inc.	38,875	1,844,619
Williams-Sonoma, Inc. (b)	20,473	2,746,043
		61,538,845

Consumer Staples - 8.1%
Altria Group, Inc.	68,002	3,703,389
BellRing Brands, Inc. (a)	38,107	2,508,584
Clorox Co.	13,761	2,181,807
Colgate-Palmolive Co.	72,430	6,787,415
Ingredion, Inc.	21,861	2,902,266
Kimberly-Clark Corp.	35,816	4,805,791
Philip Morris International, Inc.	64,332	8,536,856
Pilgrim's Pride Corp. (a)	35,693	1,728,969
Procter & Gamble Co.	64,129	10,592,828
		43,747,905

Energy - 2.1%
ChampionX Corp.	21,732	613,277
Enphase Energy, Inc. (a)	13,131	1,090,398
HF Sinclair Corp.	12,006	463,552
Marathon Petroleum Corp.	29,413	4,278,709
TechnipFMC PLC	47,863	1,277,463
Valero Energy Corp.	23,123	3,000,441
Weatherford International PLC	8,707	687,853
		11,411,693

Financials - 11.0%
American Express Co.	36,851	9,952,718
American Financial Group, Inc.	6,135	790,986
Ameriprise Financial, Inc.	4,851	2,475,465
Artisan Partners Asset Management, Inc. - Class A	58,709	2,589,067
Broadridge Financial Solutions, Inc.	15,176	3,200,011
Capital One Financial Corp. (b)	21,679	3,529,124
Cincinnati Financial Corp.	10,246	1,442,944
Corpay, Inc. (a)	8,660	2,855,375
Discover Financial Services	21,140	3,137,810
Erie Indemnity Co. - Class A	2,429	1,090,232
Euronet Worldwide, Inc. (a)	11,510	1,133,390
FactSet Research Systems, Inc.	4,741	2,152,699
Fidelity National Information Services, Inc.	38,833	3,484,485
Jack Henry & Associates, Inc.	11,408	2,075,457
Moody's Corp.	8,878	4,030,967
Morningstar, Inc.	6,055	1,986,343
OneMain Holdings, Inc.	10,253	509,267
SEI Investments Co.	26,053	1,947,722
Synchrony Financial	74,597	4,113,279
T Rowe Price Group, Inc.	28,829	3,167,154
Visa, Inc. - Class A	13,242	3,838,194
		59,502,689

Health Care - 13.4%
AbbVie, Inc.	79,317	16,170,357
Agilent Technologies, Inc.	22,463	2,927,154
Amgen, Inc.	15,837	5,070,374
Bristol-Myers Squibb Co.	153,094	8,538,052
Cencora, Inc.	4,581	1,044,834
Gilead Sciences, Inc.	94,430	8,387,273
Halozyme Therapeutics, Inc. (a)	50,833	2,570,625
Hologic, Inc. (a)	22,521	1,821,273
Johnson & Johnson	72,752	11,630,135
Medpace Holdings, Inc. (a)	8,160	2,564,035
Merck & Co., Inc.	56,121	5,742,301
Mettler-Toledo International, Inc. (a)	1,809	2,336,776
Neurocrine Biosciences, Inc. (a)	13,187	1,586,000
ResMed, Inc.	9,068	2,198,718
		72,587,907

Industrials - 11.0%
3M Co.	51,049	6,558,265
Argan, Inc.	36,359	4,800,842
Automatic Data Processing, Inc.	19,753	5,713,358
Cactus, Inc. - Class A	37,418	2,218,513
Core & Main, Inc. - Class A (a)(b)	27,463	1,216,062
CSW Industrials, Inc.	3,850	1,359,435
Donaldson Co., Inc.	28,071	2,053,674
EMCOR Group, Inc.	5,847	2,608,171
Exponent, Inc.	20,040	1,891,375
Fastenal Co.	27,770	2,171,059
H&R Block, Inc.	55,106	3,291,481
Lincoln Electric Holdings, Inc.	7,466	1,437,653
Lockheed Martin Corp.	8,767	4,787,220
MSA Safety, Inc.	10,483	1,739,654
Mueller Industries, Inc.	40,556	3,324,375
Paychex, Inc.	23,471	3,270,215
Quanta Services, Inc.	8,683	2,619,053
Rollins, Inc.	48,035	2,264,370
Trane Technologies PLC	10,710	3,964,414
Watsco, Inc.	5,193	2,456,341
		59,745,530

Materials - 2.6%
Apogee Enterprises, Inc.	41,841	3,131,380
Crown Holdings, Inc.	19,349	1,810,099
Owens Corning	9,368	1,656,169
RPM International, Inc.	25,856	3,286,556
Sylvamo Corp.	32,768	2,785,935
UFP Industries, Inc.	12,344	1,510,165
		14,180,304

Technology - 31.7%(c)
Accenture PLC - Class A	28,033	9,666,339
Adobe, Inc. (a)	16,419	7,849,595
Apple, Inc.	146,416	33,076,839
Atlassian Corp. - Class A (a)	14,343	2,704,229
Autodesk, Inc. (a)	16,465	4,672,767
Box, Inc. - Class A (a)(b)	89,793	2,851,826
Cadence Design Systems, Inc. (a)	5,014	1,384,466
CDW Corp.	12,157	2,288,312
Cirrus Logic, Inc. (a)	7,872	864,503
CommVault Systems, Inc. (a)	24,762	3,867,577
Crowdstrike Holdings, Inc. - Class A (a)	14,474	4,296,896
Datadog, Inc. - Class A (a)	24,118	3,025,362
DocuSign, Inc. (a)(b)	49,494	3,433,894
Dropbox, Inc. - Class A (a)	68,018	1,758,265
F5, Inc. (a)	8,481	1,983,536
Fortinet, Inc. (a)	65,418	5,145,780
Gartner, Inc. (a)	6,996	3,515,490
Gen Digital, Inc.	71,995	2,095,774
International Business Machines Corp.	41,189	8,514,590
Intuit, Inc.	10,897	6,650,439
KLA Corp.	4,694	3,127,284
Lam Research Corp.	42,108	3,130,730
Leidos Holdings, Inc.	17,482	3,202,003
Manhattan Associates, Inc. (a)(b)	10,407	2,740,788
Microchip Technology, Inc.	29,857	2,190,608
Motorola Solutions, Inc.	14,016	6,298,090
NetApp, Inc.	26,806	3,091,000
Nutanix, Inc. - Class A (a)	37,765	2,345,206
Palo Alto Networks, Inc. (a)	18,116	6,527,738
Pegasystems, Inc.	19,112	1,518,257
Pure Storage, Inc. - Class A (a)	55,346	2,770,067
QUALCOMM, Inc.	49,061	7,985,659
Qualys, Inc. (a)	4,145	494,250
ServiceNow, Inc. (a)	9,329	8,703,864
Skyworks Solutions, Inc.	19,649	1,720,859
Workday, Inc. - Class A (a)	9,183	2,147,445
Zoom Video Communications, Inc. - Class A (a)	27,532	2,057,742
Zscaler, Inc. (a)	11,019	1,992,125
		171,690,194
TOTAL COMMON STOCKS (Cost $472,143,512)		538,467,012

SHORT-TERM INVESTMENTS - 2.3%
Investments Purchased with Proceeds from Securities Lending - 2.3%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00% (d)	12,308,241	12,308,241
TOTAL SHORT-TERM INVESTMENTS (Cost $12,308,241)		12,308,241

TOTAL INVESTMENTS - 101.7% (Cost $484,451,753)		550,775,253
Money Market Deposit Account - 0.5% (e)		2,674,517
Liabilities in Excess of Other Assets - (2.2)%		(12,066,142)
TOTAL NET ASSETS - 100.0%		$541,383,628

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $12,078,801 which represented 2.2% of net assets.
(c)	Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment.
(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.45%.

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management.  This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

Abacus FCF Leaders ETF (formerly, FCF US Quality ETF)  has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$538,467,012	$–	$–	$538,467,012
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	12,308,241
Total Investments	$538,467,012	$–	$–	$550,775,253

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $12,308,241 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.